ORDINARY SHARES (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Dec. 31, 2024 Vote shares
Class A
Class of Stock
Number of votes per share | Vote				10
Conversion of Class A Ordinary shares into Class B Ordinary shares				17,474
Class B
Class of Stock
Number of votes per share | Vote				1
Number of shares reclassified from permanent to mezzanine equity		54,551,513	54,551,513
Number of shares issued		10,125,118	10,125,118
Number of shares issued on exercise of options	4,000,000